Note D - Related Party Transactions (Details Textual) - EBP 221935537 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 164,259,013	$ 158,234,086
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Number of Shares (in shares)	100,026	114,183
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 9,229,485	$ 17,992,176
EBP, Investment, Purchased, Number of Shares	923,800
EBP, Investment, Sold, Number of Shares	$ 2,915,607